Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Shares Issued and Outstanding	[1]	243,510	225,510
Liquidation Preference	[1]	$ 7,026	$ 6,576
Discount	[1]	218	205
Carrying Amount	[1]	$ 6,808	$ 6,371
Series A [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		12,510	12,510
Liquidation Preference		$ 1,251	$ 1,251
Discount		145	145
Carrying Amount		$ 1,106	$ 1,106
Series B [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		40,000	40,000
Liquidation Preference		$ 1,000	$ 1,000
Carrying Amount		$ 1,000	$ 1,000
Series J [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		40,000	40,000
Liquidation Preference		$ 1,000	$ 1,000
Discount		7	7
Carrying Amount		$ 993	$ 993
Series K [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		23,000	23,000
Liquidation Preference		$ 575	$ 575
Discount		10	10
Carrying Amount		$ 565	$ 565
Series L [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		20,000	20,000
Liquidation Preference		$ 500	$ 500
Discount		14	14
Carrying Amount		$ 486	$ 486
Series M [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		30,000	30,000
Liquidation Preference		$ 750	$ 750
Discount		21	21
Carrying Amount		$ 729	$ 729
Series N [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		60,000	60,000
Liquidation Preference		$ 1,500	$ 1,500
Discount		8	8
Carrying Amount		$ 1,492	$ 1,492
Series O [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding		18,000
Liquidation Preference		$ 450
Discount		13
Carrying Amount		$ 437

[1]	The par value of all shares issued and outstanding at December 31, 2022 and 2021, was $1.00 per share.